Parent Company Financial Statements (Parent Company Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net Income	$ 2,442	$ 2,123	$ 2,206
Net change in operating assets and liabilities:
Other assets	(568)	(493)	346
Accounts payable and other liabilities	186	263	(4)
Other, net	(135)	235	101
Net cash from operating activities	2,672	2,915	3,210
Cash Flows From Investing Activities:
Purchases of AFS securities	(10,033)	(12,698)	(3,685)
Proceeds from maturities, calls and paydowns of HTM securities	7,022	3,791	1,866
Net cash from acquisitions and divestitures	(785)	1,055	1,025
Net cash from investing activities	(682)	(1,638)	(4,015)
Cash Flows From Financing Activities:
Net change in short-term borrowings	(3,581)	(982)	(421)
Net proceeds from preferred stock issued	450	0	0
Other, net	215	(390)	(33)
Net cash from financing activities	(1,765)	109	965
Net Change in Cash and Cash Equivalents	225	1,386	160
Cash and Cash Equivalents at Beginning of Period	3,711	2,325	2,165
Cash and Cash Equivalents at End of Period	3,936	3,711	2,325
Parent Company
Cash Flows From Operating Activities:
Net Income	2,442	2,123	2,206
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries in excess of dividends from subsidiaries	(1,188)	(273)	(585)
Net change in operating assets and liabilities:
Other assets	41	88	27
Accounts payable and other liabilities	(42)	(14)	40
Other, net	(88)	32	(86)
Net cash from operating activities	1,165	1,956	1,602
Cash Flows From Investing Activities:
Proceeds from sales, calls and maturities of AFS securities	27	49	25
Purchases of AFS securities	(31)	(21)	(124)
Proceeds from maturities, calls and paydowns of HTM securities	2	27	16
Investment in subsidiaries	(85)	0	(1)
Advances to subsidiaries	(7,719)	(7,461)	(7,145)
Proceeds from repayment of advances to subsidiaries	6,975	6,848	7,060
Net cash from acquisitions and divestitures	(254)	(595)	0
Net cash from investing activities	(1,085)	(1,153)	(169)
Cash Flows From Financing Activities:
Net change in short-term borrowings	0	(40)	(34)
Net change in long-term debt	476	(92)	1,085
Net cash from common stock transactions	(293)	73	298
Net proceeds from preferred stock issued	450	0	0
Cash dividends paid on common and preferred stock	(1,092)	(937)	(814)
Other, net	2	(6)	(4)
Net cash from financing activities	(457)	(1,002)	531
Net Change in Cash and Cash Equivalents	(377)	(199)	1,964
Cash and Cash Equivalents at Beginning of Period	7,492	7,691	5,727
Cash and Cash Equivalents at End of Period	$ 7,115	$ 7,492	$ 7,691